INCOME TAXES - Reconciliation of the statutory federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent
Tax at federal statutory rate			21.00%	21.00%
Tax at state statutory rate, net of federal tax effect			6.26%	6.71%
Provision to return true ups			1.97%	0.00%
Rate change			(15.88%)	0.00%
Nondeductible Expense			(4.98%)
Other			0.05%	0.00%
Change in valuation allowance			(8.42%)	(27.71%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%